Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000092932 [Member] | Bank of America Corp 6 63 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000092932 [Member] | Wells Fargo And Co Series L 7 50 [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000092932 [Member] | Barclays PLC 8 00 [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000092932 [Member] | JPMorgan Chase And Co Series NN 6 88 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000092932 [Member] | Credit Agricole S A 6 70 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092932 [Member] | Land O Lakes Inc 8 00 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092932 [Member] | BNP Paribas S A 8 50 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092932 [Member] | Hartford Financial Services Group The Inc 6 71 02 12 47 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092932 [Member] | Charles Schwab The Corp Series H 4 00 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092932 [Member] | Lloyds Banking Group PLC 8 00 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092932 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092932 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	72.20%
C000092932 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092932 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000092932 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000092932 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000092932 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000092932 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000092932 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000092933 [Member] | Bank of America Corp 6 63 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000092933 [Member] | Wells Fargo And Co Series L 7 50 [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000092933 [Member] | Barclays PLC 8 00 [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000092933 [Member] | JPMorgan Chase And Co Series NN 6 88 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000092933 [Member] | Credit Agricole S A 6 70 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092933 [Member] | Land O Lakes Inc 8 00 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092933 [Member] | BNP Paribas S A 8 50 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092933 [Member] | Hartford Financial Services Group The Inc 6 71 02 12 47 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092933 [Member] | Charles Schwab The Corp Series H 4 00 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092933 [Member] | Lloyds Banking Group PLC 8 00 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092933 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092933 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	72.20%
C000092933 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092933 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000092933 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000092933 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000092933 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000092933 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000092933 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000092934 [Member] | Bank of America Corp 6 63 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000092934 [Member] | Wells Fargo And Co Series L 7 50 [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000092934 [Member] | Barclays PLC 8 00 [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000092934 [Member] | JPMorgan Chase And Co Series NN 6 88 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000092934 [Member] | Credit Agricole S A 6 70 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092934 [Member] | Land O Lakes Inc 8 00 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092934 [Member] | BNP Paribas S A 8 50 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092934 [Member] | Hartford Financial Services Group The Inc 6 71 02 12 47 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092934 [Member] | Charles Schwab The Corp Series H 4 00 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092934 [Member] | Lloyds Banking Group PLC 8 00 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092934 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092934 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	72.20%
C000092934 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092934 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000092934 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000092934 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000092934 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000092934 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000092934 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000092935 [Member] | Bank of America Corp 6 63 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000092935 [Member] | Wells Fargo And Co Series L 7 50 [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000092935 [Member] | Barclays PLC 8 00 [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000092935 [Member] | JPMorgan Chase And Co Series NN 6 88 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000092935 [Member] | Credit Agricole S A 6 70 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092935 [Member] | Land O Lakes Inc 8 00 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092935 [Member] | BNP Paribas S A 8 50 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092935 [Member] | Hartford Financial Services Group The Inc 6 71 02 12 47 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092935 [Member] | Charles Schwab The Corp Series H 4 00 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092935 [Member] | Lloyds Banking Group PLC 8 00 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092935 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092935 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	72.20%
C000092935 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092935 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000092935 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000092935 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000092935 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000092935 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000092935 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000092936 [Member] | Bank of America Corp 6 63 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000092936 [Member] | Wells Fargo And Co Series L 7 50 [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000092936 [Member] | Barclays PLC 8 00 [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000092936 [Member] | JPMorgan Chase And Co Series NN 6 88 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000092936 [Member] | Credit Agricole S A 6 70 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092936 [Member] | Land O Lakes Inc 8 00 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092936 [Member] | BNP Paribas S A 8 50 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092936 [Member] | Hartford Financial Services Group The Inc 6 71 02 12 47 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092936 [Member] | Charles Schwab The Corp Series H 4 00 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092936 [Member] | Lloyds Banking Group PLC 8 00 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092936 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092936 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	72.20%
C000092936 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092936 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000092936 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000092936 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000092936 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000092936 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000092936 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000092938 [Member] | SJW Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092938 [Member] | Baldwin Insurance The Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092938 [Member] | JBT Marel Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000092938 [Member] | Hagerty Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000092938 [Member] | I3 Verticals Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000092938 [Member] | Altus Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000092938 [Member] | Sapiens International Corp N V [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092938 [Member] | Cavco Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092938 [Member] | TripAdvisor Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092938 [Member] | J And J Snack Foods Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092938 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000092938 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000092938 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092938 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000092938 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000092938 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000092938 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092938 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000092938 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000092938 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000092939 [Member] | SJW Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092939 [Member] | Baldwin Insurance The Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092939 [Member] | JBT Marel Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000092939 [Member] | Hagerty Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000092939 [Member] | I3 Verticals Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000092939 [Member] | Altus Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000092939 [Member] | Sapiens International Corp N V [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092939 [Member] | Cavco Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092939 [Member] | TripAdvisor Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092939 [Member] | J And J Snack Foods Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092939 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000092939 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000092939 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092939 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000092939 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000092939 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000092939 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092939 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000092939 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000092939 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000092941 [Member] | SJW Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092941 [Member] | Baldwin Insurance The Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092941 [Member] | JBT Marel Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000092941 [Member] | Hagerty Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000092941 [Member] | I3 Verticals Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000092941 [Member] | Altus Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000092941 [Member] | Sapiens International Corp N V [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092941 [Member] | Cavco Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092941 [Member] | TripAdvisor Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092941 [Member] | J And J Snack Foods Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092941 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
C000092941 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000092941 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092941 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000092941 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000092941 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000092941 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092941 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000092941 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000092941 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000118178 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[1]
C000118178 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[1]
C000118178 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	57.20%	[1]
C000118178 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[1]
C000118178 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1]
C000118178 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%	[1]
C000118178 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000118178 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000118178 [Member] | Senior Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000118178 [Member] | Foreign Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000118178 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000118178 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000118178 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000121471 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[2]
C000121471 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[2]
C000121471 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	57.20%	[2]
C000121471 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[2]
C000121471 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[2]
C000121471 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%	[2]
C000121471 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000121471 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000121471 [Member] | Senior Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000121471 [Member] | Foreign Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000121471 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000121471 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000121471 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000121472 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[3]
C000121472 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[3]
C000121472 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	57.20%	[3]
C000121472 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[3]
C000121472 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[3]
C000121472 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%	[3]
C000121472 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000121472 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000121472 [Member] | Senior Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000121472 [Member] | Foreign Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000121472 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000121472 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000121472 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000232962 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[4]
C000232962 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[4]
C000232962 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[4]
C000232962 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%	[4]
C000232962 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%	[4]
C000232962 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[4]
C000232962 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%
C000232962 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000232962 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000232962 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000232962 [Member] | Gas [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000232962 [Member] | Continuing Care Retirement Communities [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000232962 [Member] | Insured [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000232962 [Member] | Industrial Development Bond [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000232962 [Member] | Government Obligation Bond Unlimited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000232962 [Member] | Certificates Of Participation [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000232961 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000232961 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000232961 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000232961 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%
C000232961 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000232961 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000232961 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%
C000232961 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000232961 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000232961 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000232961 [Member] | Gas [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000232961 [Member] | Continuing Care Retirement Communities [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000232961 [Member] | Insured [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000232961 [Member] | Industrial Development Bond [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000232961 [Member] | Government Obligation Bond Unlimited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000232961 [Member] | Certificates Of Participation [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%

[1]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[2]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[3]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[4]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.